Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Our Board of Directors has adopted an Executive Officer Clawback Policy, or the Clawback Policy, in accordance with the Nasdaq listing standards and Rule 10D-1 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which applies to our current and former executive officers. Under the Clawback Policy, we are required to recoup the amount of any Erroneously Awarded Compensation (as defined in the Clawback Policy) on a pre-tax basis within a specified lookback period in the event of any Accounting Restatement (as defined in the Clawback Policy), subject to a limited impracticability exception.